Derivatives and Hedging (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency profit	$ 0	$ 50	$ 0	$ 781
Other current assets	42		42		$ 429
Derivative instruments other current liabilities	132		132
Cost of revenue	11	20	42	36
Research and development	100	446	835	837
Sales and marketing	38	145	299	267
General and administrative expenses	23	$ 110	204	$ 195
Other current liabilities	7,088		7,088		$ 9,130
Non-Designated Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments other current liabilities	12		12
Designated Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other current liabilities	$ 120		$ 120